Share-based plans (Tables)	3 Months Ended
Mar. 31, 2026
Share-based plans
Schedule of material input factors to determination of the weighted average grant date fair value

Material input factors to the determination of the weighted average grant date fair value
MB LTIP 2024+
Allocation date	March 1, 2026

Share price at grant date	€39.78
Expected volatility of the Company’s share price	32.68%
Vesting period	Four years
Expected dividends for the Company’s share	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	2.48%